Warrant Liabilities - Additional Information (Details) - $ / shares	Jun. 30, 2022	Jul. 07, 2020
Class Of Warrant Or Right [Line Items]
Exercise price of warrants		$ 11.50
Private Placement
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Outstanding	7,520,000
Private Placement | Class A common stock
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 11.50